UNITED STATES                 OMB APPROVAL
     SECURITIES AND EXCHANGE COMMISSION        OMB Number: 3235-0456
          Washington, D.C. 20549               Expires: August 31, 2000
                                               Estimated average burden
                                               hours per response.............1

                 FORM 24F-2
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1.  Name and address of issuer:

                             CitiFunds Fixed Income Trust
                             21 Milk Street 5th Fl
                             Boston, MA 02109


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2.  The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   / /

                             CitiFunds Intermediate Income Portfolio


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3.  Investment Company Act File Number: 811-5033


Securities Act File Number: 33-6540



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4(a). Last day of fiscal year for which this Form is filed: October 31, 1998


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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
                                  N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
                                  N/A




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5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                 $42,229,337.65

(ii.) Aggregate price of securities redeemed or                         $9,293,925.12
      repurchased during the fiscal year:

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                                $11,061.426.15

(iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                      $20,355,351.27

      (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                              $21,873,986.38
           [subtract item 5(iv) from item 5(i)]:

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      (vi.)Redemption credits available for use in future years         $0
           - If item 5(i) is less than item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:

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      (vii.) Multiplier for determining registration fee (See
             Instruction C.9):                                                              x .000278

      (viii.) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                                                  =$6,080.97

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     578,656.695. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                    +$0


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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                                    =$6,080.97

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

          Method of Delivery:
                           X Wire Transfer on 1/11/99       CIK # 0000795808


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)   John R. Elder
                           ------------------------
                           John R. Elder, Treasurer

Date  January 14, 1999
  Please print the name and title of the signing officer below the signature.